SEGMENT REPORTING - Information about segments (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2025 USD ($)
SEGMENT REPORTING
Number of Operating Segments	3	3
Number of reportable segments	3	3
Revenues	₫ 90,178,628	$ 3,589,770,630	₫ 44,019,015	₫ 27,883,821
Cost of sales	(131,089,148)	(5,218,309,303)	(69,296,654)	(41,594,732)	[1]
Gross loss	(40,910,520)	(1,628,538,673)	(25,277,639)	(13,710,911)	[1]
Research and development costs	(9,922,735)	(394,997,612)	(10,025,329)	(15,414,442)	[1]
Selling and distribution costs	(6,927,286)	(275,756,777)	(7,995,602)	(5,661,737)	[1]
Administrative expenses	(14,267,896)	(567,966,880)	(8,892,429)	(5,611,548)	[1]
Net other operating expenses	(2,065,764)	(82,232,554)	(3,208,159)	(1,572,015)	[1]
Operating loss	(74,094,201)	(2,949,492,496)	(55,399,158)	(41,970,653)	[1]
Depreciation and amortization	33,374,063		23,914,727			$ 1,328,532,423
Operating segments
SEGMENT REPORTING
Revenues	90,178,628	3,589,770,630	44,019,015	27,883,821
Cost of sales	(131,089,148)	(5,218,309,303)	(69,296,654)	(41,594,732)
Gross loss	(40,910,520)	(1,628,538,673)	(25,277,639)	(13,710,911)
Reconciling to operating loss:	33,183,681	1,320,953,823	30,121,519	28,259,742
Research and development costs	(9,922,735)	(394,997,612)	(10,025,329)	(15,414,442)
Selling and distribution costs	(6,927,286)	(275,756,777)	(7,995,602)	(5,661,737)
Administrative expenses	(14,267,896)	(567,966,880)	(8,892,429)	(5,611,548)
Net other operating expenses	(2,065,764)	(82,232,554)	(3,208,159)	(1,572,015)
Operating loss	(74,094,201)	(2,949,492,496)	(55,399,158)	(41,970,653)
Operating segments | Car
SEGMENT REPORTING
Revenues	78,861,662	3,139,272,402	39,460,334	23,565,631
Cost of sales	(117,701,747)	(4,685,392,580)	(65,593,249)	(37,129,034)
Gross loss	(38,840,085)	(1,546,120,178)	(26,132,915)	(13,563,403)
Depreciation and amortization	9,937,000		8,230,000	5,725,000		395,600,000
Operating segments | E-scooter
SEGMENT REPORTING
Revenues	5,297,296	210,871,223	2,275,693	2,540,568
Cost of sales	(10,356,446)	(412,262,490)	(2,620,417)	(3,107,640)
Gross loss	(5,059,150)	(201,391,266)	(344,724)	(567,072)
Depreciation and amortization	414,000		528,000	376,000		16,500,000
Operating segments | Ebus
SEGMENT REPORTING
Revenues	1,529,043	60,867,123	130,838	628,115
Cost of sales	(990,771)	(39,439,951)	(139,630)	(532,081)
Gross loss	538,272	21,427,172	(8,792)	96,034
Depreciation and amortization	141,000		68,000	60,000		$ 5,600,000
Operating segments | All other
SEGMENT REPORTING
Revenues	4,490,627	178,759,882	2,152,150	1,149,507
Cost of sales	(2,040,184)	(81,214,283)	(943,358)	(825,977)
Gross loss	₫ 2,450,443	$ 97,545,599	₫ 1,208,792	₫ 323,530

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control